Consolidated Statements Of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends to shareholders, per common share	$ 1.65	$ 1.88	$ 1.85